[LETTERHEAD]

July 11, 2006

Mr. Robert F. Telewicz, Jr.
Senior Staff Accountant
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


         Re: Across America Real Estate Development Corp. (the Company) Form 10-KSB for the Fiscal Year Ended December 31, 2005 Form 10-QSB for the Quarterly Period Ended March 31, 2006 File No. 000-50764


Dear Mr. Telewicz;

     On behalf of the Company, this is in response to your comment letter of June 22, 2006 concerning the Company's filings. The format herein corresponds to the paragraphs of your comment letter.

     Form 10-KSB for the Fiscal Year Ended December 31, 2005
     -------------------------------------------------------

     Consolidated Statements of Cash Flows, page F-6
     -----------------------------------------------

     1. We have noted your comment. The Company has elected to change the presentation and to show cash and restricted cash separately. As a result, both the Form 10-KSB and the Form 10-QSB have been restated accordingly and appropriate amendments filed contemporaneously.

     Form 10-QSB for the Quarterly Period Ended March 31, 2006
     ---------------------------------------------------------

     Exhibits 31.1, 31.2, 32.1 and 32.2
     ----------------------------------

     2. The Company has made the required amendment to the exhibits and has filed an amended Form 10-QSB.

     In connection with the response to your comments, we have been authorized to provide the following statements from the Company acknowledging that:

     1. The Company is responsible for the adequacy and accuracy of the disclosure in the filings;

     2. Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filings; and

     3. The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

     If you have any additional questions, do not hesitate to contact the undersigned. For accounting comments, please contact Mr. Cole Honeck at
(303)-329-0220.

                                                 DAVID WAGNER & ASSOCIATES, P.C.

                                                 /s/ David J. Wagner
                                                 -------------------------------
                                                 David J. Wagner



cc:  Across America Real Estate Corp.